Cost of Sales (Details) - Schedule of Cost of Sales - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Cost of Sales [Abstract]
Inventory expensed	$ 971	$ 359
Royalties	106	54
Other expenses	229	165
Total	$ 1,306	$ 578